Note 14 - Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) [Table Text Block]
	Unrealized Gains (Losses) On Securities	Adjustments For Pension Plans	Total Accumulated Other Comprehensive Loss, Net
Balance January 1, 2010	$744	$(14,927)	$(14,183)
2010 change	718	(1,652)	(934)
Balance December 31, 2010	1,462	(16,579)	(15,117)
2011 change	(627)	(7,754)	(8,381)
Balance December 31, 2011	835	(24,333)	(23,498)
2012 change	1,224	(1,644)	(420)
Balance December 31, 2012	$2,059	$(25,977)	$(23,918)